Shareholder Report, Average Annual Return (Details) 194325_The Kinetics Spin-off and Corporate Restructuring Fund_Advisor Class C_TSR Annual {Advisor Class C}	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Advisor Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Advisor Class C (with sales charge)
Average Annual Return, Percent	(20.79%)	17.74%	13.56%
Without Sales Load [Member] | Advisor Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Advisor Class C (without sales charge)
Average Annual Return, Percent	(20.12%)	17.74%	13.56%
S&P 500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Average Annual Return, Percent	17.88%	14.42%	14.82%